OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Other Receivables And Prepayments
SCHEDULE OF INFORMATION ABOUT OTHER RECEIVABLES AND PREPAYMENTS
	As of December 31,
	2022	2021
	RMB’000	RMB’000
Prepaid expense and prepayments	13,269	20,264
Security deposit	109	105
Other receivable	5,802	412
	19,180	20,781